Commitments and contingencies	12 Months Ended
Mar. 31, 2023
Commitments and contingencies
Commitments and contingencies

22.         Commitments and contingencies

Commitments

In September 2014, the Group agreed to purchase up to 200 Boeing 737-8200 aircraft (100 firm orders and 100 subject to option) from The Boeing Company over a five year period originally due to commence in fiscal year 2020 (the “2014 Boeing Contract”). This agreement was approved at an EGM of Ryanair Holdings plc on November 28, 2014. Subsequently, the Group agreed to purchase an additional 10 Boeing 737-8200 aircraft bringing the total number of Boeing 737-8200 aircraft on order to 210 (assuming all options are exercised). In April 2018, the Company announced that it had converted 25 Boeing 737-8200 options into firm orders bringing the Company’s firm order to 135 Boeing 737-8200s with a further 75 options remaining. In December 2020, shortly after the FAA's ungrounding of the Boeing 737-MAX aircraft in the U.S., the Company announced that it had converted its remaining 75 Boeing 737-8200 options into firm orders bringing the Company’s firm order to 210 Boeing 737-8200 aircraft. Following certification of the Boeing 737-8200 by the FAA in late March 2021, and EASA in early April 2021, the Group took delivery of its first Boeing 737-8200 in June 2021 and had 98 of these aircraft in its fleet at March 31, 2023. Deliveries are expected to continue until the end of fiscal year 2025.

The table below includes the future Purchase Obligations for firm aircraft purchases under the existing 2014 Boeing Contract. This table is calculated by multiplying the number of firm aircraft the Group is obligated to purchase under its agreement with Boeing during the relevant period by the standard list price of approximately U.S.$102.5m for each aircraft, adjusted for (i) basic credits (approximately 60% of the standard list price); (ii) price escalation over the original scheduled delivery timeframe; and (iii) advance payments paid in prior fiscal years.  The dollar-denominated obligations are converted into euro at the year-end exchange rate of U.S. $1.0839 = €1.00. The Group is eligible for further customer specific credits, reflective, inter alia, of its longstanding partnership with Boeing, its launch customer status for the Boeing 737-8200 aircraft, its commitment to purchase 210 Boeing 737-8200 aircraft under the 2014 Boeing Contract and the delayed commencement of aircraft deliveries.  These customer specific credits are not included in the table below but will reduce the average amount payable per aircraft, and therefore, the Group’s obligations due under the 2014 Boeing Contract. The Group considers that Boeing customer specific credits are not material to the Group’s cash outflows over the time horizon of the 2014 Boeing contract.  Under the terms of the 2014 Boeing Contract, the Group is required to make periodic advance payments of the purchase price for aircraft it has agreed to purchase over the two-year period preceding the scheduled delivery of aircraft with the balance of the purchase price being due at the time of delivery. Purchase Obligations detailed below are based on an agreed delivery schedule as of March 31, 2023.

	Obligations Due by Period
Purchase Obligations	Total	FY24	FY25
	€M	€M	€M
2014 Boeing Contract	4,342	2,895	1,447

Finance leases

The Company financed 30 Boeing 737 aircraft delivered between March 2005 and March 2014 with 13-year euro-denominated Japanese Operating Leases with Call Options (“JOLCOs”). These structures were accounted for as finance leases and are initially recorded at fair value in the Company’s balance sheet. Under each of these contracts, Ryanair had a call option to purchase the aircraft at a pre-determined price ahead of maturity. Ryanair exercised these options, the last 10 of which were purchased during fiscal year 2021.

Contingencies

The Company is engaged in litigation arising in the ordinary course of its business. Although no assurance can be given as to the outcome of any current or pending litigation, management does not believe that any such litigation will, individually or in the aggregate, have a material adverse effect on the results of operations or financial condition of the Company, except as described below.

Since 2002, the European Commission has examined the agreements between Ryanair and various airports to establish whether they constituted illegal state aid. In many cases, the European Commission has concluded that the agreements did not constitute state aid. In other cases, Ryanair has successfully challenged the European Commission finding that there was state aid. In July and October 2014, the European Commission announced findings of state aid to Ryanair in its arrangements with Pau, Nimes, Angouleme, Altenburg and Zweibrücken airports, ordering Ryanair to repay a total of approximately €10m of alleged aid. In July and November 2016, the European Commission announced findings of state aid to Ryanair in its arrangements with Cagliari and Klagenfurt respectively, ordering Ryanair to repay approximately €13m of alleged aid. Ryanair appealed the seven “aid” decisions to the EU General Court. In late 2018, the General Court upheld the Commission’s findings regarding Ryanair’s arrangements with Pau, Nimes, Angouleme and Altenburg airports, and overturned the Commission’s finding regarding Ryanair’s arrangement with Zweibrücken airport.  Ryanair appealed these four negative findings to the Court of Justice of the EU. In December 2019, Ryanair discontinued these four appeals as the Court had refused to grant an oral hearing in any of the cases. The appeal before the General Court regarding Ryanair’s arrangements with Cagliari airport is pending discontinuance following the European Commission’s withdrawal of its decision in March 2023 as a result of a General Court ruling in a related case. Both Ryanair and the European Commission have submitted to the General Court that there is no need to rule in this case. In 2021, the General Court upheld the European Commission’s finding regarding Ryanair’s arrangements with Klagenfurt airport. Ryanair appealed this negative finding to the Court of Justice of the EU in late 2021 and a ruling is currently expected in 2023. In August 2019, the European Commission announced findings of state aid to Ryanair in its arrangements with Montpellier airport, ordering Ryanair to repay a total of approximately €9m of alleged aid. Ryanair appealed the Montpellier “aid” decision in February 2021 to the EU General Court and a ruling is currently expected in 2023. In July 2022, the European Commission announced findings of state aid to Ryanair in its arrangements with La Rochelle airport, ordering Ryanair to repay a total of approximately €8.4m of alleged aid. Ryanair will appeal this finding of state aid to the General Court once the European Commission’s decision has been published.

Ryanair is facing similar legal challenges with respect to agreements with certain other airports, notably Carcassonne, Girona, Reus, Târgu Mureș, Beziers and Frankfurt (Hahn). These investigations are ongoing (as is the European Commission’s re-examination of the Cagliari case following its withdrawal in March 2023 of the 2016 “aid” decision), and Ryanair currently expects that they will conclude in 2023, with any European Commission decisions appealable to the EU General Court.

Ryanair is also facing an allegation that it has benefited from unlawful state aid in a German court case in relation to its arrangements with Frankfurt (Hahn) launched by Lufthansa in 2006.

Adverse rulings in the above or similar cases could be used as precedents by competitors to challenge Ryanair’s agreements with other publicly owned airports and could cause Ryanair to strongly reconsider its growth strategy in relation to public or state-owned airports across Europe. This could in turn lead to a scaling back of Ryanair’s growth strategy due to the smaller number of privately owned airports available for development. No assurance can be given as to the outcome of these proceedings, nor as to whether any unfavorable outcomes may, individually or in the aggregate, have a material adverse effect on the results of operations or financial condition of the Company.